UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          11

Form 13F Information Table Value Total:  $1,196,209
                                        (thousands)


List of Other Included Managers:

1. Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                                     FORM 13F INFORMATION TABLE
 COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COL 7        COLUMN 8

                               TITLE OF                VALUE     SHRS/      SH/  PUT/   INVESTMENT   OTHR     VOTING AUTHORITY
 NAME OF ISSUER                CLASS      CUSIP       (x$1000)   PRN AMT    PRN  CALL   DISCRETION   MGRS   SOLE       SHARED   NONE
 --------------                --------   ---------   --------   -------    ---  ----   ----------   ----   ----       ------   ----
CINCINNATI BELL INC NEW        COM        171871106     35,456    8,323,087 SH          SHARED       1,2     8,323,087
DAVITA INC                     COM        23918K108    274,142    5,740,000 SH          SHARED       1,2     5,740,000
DISH NETWORK CORP              CL A       25470M109    167,783    5,840,000 SH          SHARED       1,2     5,840,000
ECHOSTAR CORP                  CL A       278768106     35,448    1,200,000 SH          SHARED       1,2     1,200,000
FIBERTOWER CORP                COM        31567R100     10,384    5,900,000 SH          SHARED       1,2     5,900,000
GENERAL ELECTRIC CO            COM        369604103    370,100   10,000,000 SH   CALL   SHARED       1,2    10,000,000
U S AIRWAYS GROUP INC          COM        90341W108     25,839    2,900,000 SH          SHARED       1,2     2,900,000
VALASSIS COMMUNICATIONS INC    COM        918866104      9,313      858,343 SH          SHARED       1,2       858,343
WILMINGTON TRUST CORP          COM        971807102     18,816      605,000 SH          SHARED       1,2       605,000
GRACE W R & CO DEL NEW         COM        38388F108    245,671   10,765,600 SH          SHARED       1,2    10,765,600
WILSONS THE LEATHER EXPERTS    COM        972463103      3,257   15,487,513 SH          SHARED       1,2    15,487,513







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